Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets	12 Months Ended
Jun. 30, 2026
Disclosure of entity's operating segments [Abstract]
Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets	Segment report

Accounting policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker
(CODM). The CODM has been identified as the Group CEO's office.

The group has two main economic products, being gold and copper. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by an operational management team.
After applying the qualitative and quantitative thresholds from IFRS 8 Operating Segments, the reportable segments were determined as: Tshepong North, Tshepong South, Moab Khotsong, Joel, Doornkop, Target 1, Kusasalethu, Masimong, Mponeng,
Mine Waste Solutions, Hidden Valley and CSA mine. All other operating segments have been grouped together under all other surface operations.
The CODM comprises of the following executives:
•Chief Executive Officer
•Financial Director
•Executive Director: Stakeholder Relations and Corporate Affairs
•Deputy Chief Executive Officer
•Chief Development Officer
•Executive Operating Officer: Australasia.
The following members of the Group CEO’s office provide strategic and technical support to the CODM. As such, they are not considered part of the CODM for the purpose of IFRS 8:
•Chief People Officer
•Chief Corporate Officer
•Chief Sustainability Officer
•Chief Financial Officer: Treasury
•Chief Information Officer.
When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss.
The CODM also considers capital expenditure, gold and copper production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.
Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.
The production costs of operating segments includes treatment allocations, overhead allocations and pumping allocations, where applicable. Treatment and overhead allocations charged to operating segments relates to costs incurred by gold plants and the group’s centralised functions respectively which services those operating segments. Pumping allocations charged to operating segments relates to costs incurred for underground water pumping in order to prevent flooding. By-product credits relates predominantly to uranium sales for Moab Khotsong and silver sales for the rest of the group.
A reconciliation of the segment totals to the group financial statements has been included in note 41.
Segment report continued

	Revenue[1] 30 June			Production cost[2] 30 June			Production profit/(loss)[2] 30 June			Segment assets[2] 30 June			Capital expenditure# 30 June			Production* 30 June			Tonnes milled* 30 June
	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024
	Rand million			Rand million			Rand million			Rand million			Rand million			Au kg / Cu t			000t
Gold
South Africa Underground
Moab Khotsong	10 775	9 455	8 108	6 107	5 235	4 647	4 668	4 220	3 461	10 040	8 023	6 017	2 380	2 427	1 330	5 182	6 184	6 599	748	753	822
Mponeng	19 571	16 079	10 577	7 850	7 046	5 808	11 721	9 033	4 769	7 595	6 051	4 438	2 146	2 043	890	9 561	10 370	8 751	896	920	880
Tshepong North	8 343	4 447	3 877	3 775	3 097	2 838	4 568	1 350	1 039	4 008	2 377	2 216	838	695	559	3 977	2 900	3 248	776	673	726
Tshepong South	5 191	4 233	3 734	3 340	2 919	2 572	1 851	1 314	1 162	3 090	2 379	2 188	610	570	527	2 541	2 739	3 129	444	448	465
Doornkop	5 834	4 158	4 198	3 424	3 245	3 047	2 410	913	1 151	5 320	4 264	3 715	1 091	914	686	2 851	2 720	3 470	856	742	815
Joel	2 873	2 484	2 079	2 106	1 864	1 664	767	620	415	1 462	1 437	1 372	330	270	235	1 399	1 634	1 733	376	374	401
Target 1	2 865	2 161	2 262	2 689	2 536	2 358	176	(375)	(96)	2 025	2 067	1 951	402	491	488	1 409	1 387	1 859	406	391	462
Kusasalethu	6 465	5 594	4 638	4 464	4 000	3 682	2 001	1 594	956	1 023	690	520	371	461	226	3 198	3 629	3 842	520	544	584
Masimong	3 231	2 245	2 137	2 288	1 973	1 857	943	272	280	118	62	—	89	111	44	1 562	1 478	1 780	415	424	473
Surface
Mine Waste Solutions	5 507	4 458	4 016	2 434	2 221	2 047	3 073	2 237	1 969	4 974	4 563	3 546	674	1 061	1 463	2 680	2 996	3 770	24 986	23 054	22 655
All other surface operations	8 881	7 495	6 463	3 951	3 925	3 695	4 930	3 570	2 768	2 220	1 479	1 268	756	334	338	4 200	4 879	5 296	17 261	18 787	19 676
Total South Africa	79 536	62 809	52 089	42 428	38 061	34 215	37 108	24 748	17 874	41 875	33 392	27 231	9 687	9 377	6 786	38 560	40 916	43 477	47 684	47 110	47 959
International
Hidden Valley	12 396	7 923	6 181	1 320	2 456	2 247	11 076	5 467	3 934	5 375	5 355	5 570	2 431	1 620	1 541	5 904	5 107	5 101	3 720	3 787	3 360
Total international	12 396	7 923	6 181	1 320	2 456	2 247	11 076	5 467	3 934	5 375	5 355	5 570	2 431	1 620	1 541	5 904	5 107	5 101	3 720	3 787	3 360
Total gold	91 932	70 732	58 270	43 748	40 517	36 462	48 184	30 215	21 808	47 250	38 747	32 801	12 118	10 997	8 327	44 464	46 023	48 578	51 404	50 897	51 319
Copper
International
CSA Mine	3 501	—	—	1 625	—	—	1 876	—	—	31 325	—	—	1 049	—	—	18 207	—	—	485	—	—
Total international	3 501	—	—	1 625	—	—	1 876	—	—	31 325	—	—	1 049	—	—	18 207	—	—	485	—	—
Total copper	3 501	—	—	1 625	—	—	1 876	—	—	31 325	—	—	1 049	—	—	18 207	—	—	485	—	—
Total operations	95 433	70 732	58 270	45 373	40 517	36 462	50 060	30 215	21 808	78 575	38 747	32 801	13 167	10 997	8 327
Reconciliation of segment information to the group income statement and group balance sheet. Refer to note 41.	3 805	3 164	3 109	3 062	2 632	2 533	743	532	576	13 282	8 886	8 047	—	—	—
	99 238	73 896	61 379	48 435	43 149	38 995	50 803	30 747	22 384	91 857	47 633	40 848	13 167	10 997	8 327
#Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R4.7 billion (2025: R857 million) (2024: R71 million).
*Production statistics are unaudited.
[1]Segment revenue consists of revenue from the sale of gold, copper, realised gains or losses of the hedge-accounted gold derivatives and, for Mine Waste Solutions, the non-cash consideration of the streaming arrangement.
[2]Refer to note 38 for further detail on restatement.
Segment report continued
Production costs per segment

	Labour cost, including contractors			Consumables			Water and electricity			Overheads allocation			Treatment allocation			Royalty expense- regulatory			Other costs[1]
	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024
	Rand million			Rand million			Rand million			Rand million			Rand million			Rand million			Rand million
Gold
South Africa Underground
Moab Khotsong	2 985	2 813	2 762	709	724	659	1 413	1 192	1 015	384	316	285	305	267	270	405	319	228	679	667	587
Mponeng	3 231	2 993	2 706	1 033	988	889	2 051	1 742	1 392	363	321	305	281	264	233	1 075	740	386	335	491	374
Tshepong North	2 146	1 931	1 853	665	559	518	598	535	470	174	144	154	186	135	129	356	98	66	63	86	38
Tshepong South	1 858	1 746	1 647	433	417	388	651	587	498	159	138	137	106	90	82	216	95	64	226	165	113
Doornkop	2 018	1 866	1 724	732	807	752	439	409	331	183	136	138	250	215	189	190	79	64	79	190	188
Joel	1 232	1 142	1 059	391	350	320	257	227	190	98	93	88	90	75	71	121	55	35	108	89	56
Target 1	1 485	1 357	1 291	624	638	600	397	352	322	111	104	97	140	120	133	16	12	12	133	150	104
Kusasalethu	2 177	2 036	1 873	650	607	561	1 176	1 027	952	160	138	135	175	157	156	208	106	72	177	138	79
Masimong	1 201	1 097	1 042	328	300	299	340	290	251	110	88	98	99	85	84	161	56	56	53	59	29
Surface
Mine Waste Solutions	750	660	657	982	905	894	614	518	417	85	87	87	—	—	—	—	—	—	7	55	(4)
All other surface operations	1 699	1 545	1 513	912	862	840	409	363	313	112	94	78	731	875	867	184	147	139	264	167	174
Total South Africa[2]	20 782	19 186	18 127	7 459	7 157	6 720	8 345	7 242	6 151	1 939	1 659	1 602	2 363	2 283	2 214	2 932	1 707	1 122	2 124	2 257	1 738
International
Hidden Valley	1 140	1 263	1 301	2 113	2 242	2 289	71	166	98	—	—	—	—	—	—	320	203	156	637	943	684
Total international	1 140	1 263	1 301	2 113	2 242	2 289	71	166	98	—	—	—	—	—	—	320	203	156	637	943	684
Total gold[2]	21 922	20 449	19 428	9 572	9 399	9 009	8 416	7 408	6 249	1 939	1 659	1 602	2 363	2 283	2 214	3 252	1 910	1 278	2 761	3 200	2 422
Copper
International
CSA Mine	1 080	—	—	669	—	—	166	—	—	—	—	—	—	—	—	132	—	—	(161)	—	—
Total international	1 080	—	—	669	—	—	166	—	—	—	—	—	—	—	—	132	—	—	(161)	—	—
Total copper	1 080	—	—	669	—	—	166	—	—	—	—	—	—	—	—	132	—	—	(161)	—	—
Total operations[2]	23 002	20 449	19 428	10 241	9 399	9 009	8 582	7 408	6 249	1 939	1 659	1 602	2 363	2 283	2 214	3 384	1 910	1 278	2 600	3 200	2 422
[1]Relates to an aggregate of individually immaterial costs which are included as part of production costs such as transport, insurance, change in inventory, pumping costs.
[2]Due to rounding, row and column totals may not cast exactly.
Segment report continued
Production costs per segment continued

	Capitalisation of mine development and deferred stripping costs[3]			Total production costs (excluding By-product credits)[4]			By-product credits			Total production costs per segment[4]
	2026	2025	2024	2026	2025	2024	2026	2025	2024	2026	2025	2024
	Rand million			Rand million			Rand million			Rand million
Gold
South Africa Underground
Moab Khotsong	(197)	(234)	(285)	6 683	6 064	5 521	(576)	(829)	(874)	6 107	5 235	4 647
Mponeng	(490)	(476)	(464)	7 879	7 063	5 821	(29)	(17)	(13)	7 850	7 046	5 808
Tshepong North	(403)	(386)	(386)	3 785	3 102	2 842	(11)	(5)	(4)	3 775	3 097	2 838
Tshepong South	(302)	(315)	(353)	3 347	2 923	2 576	(7)	(4)	(4)	3 340	2 919	2 572
Doornkop	(460)	(454)	(336)	3 431	3 248	3 050	(6)	(3)	(3)	3 424	3 245	3 047
Joel	(188)	(165)	(153)	2 109	1 866	1 666	(4)	(2)	(2)	2 106	1 864	1 664
Target 1	(212)	(195)	(198)	2 694	2 538	2 361	(4)	(2)	(3)	2 689	2 536	2 358
Kusasalethu	(252)	(203)	(140)	4 471	4 006	3 688	(10)	(6)	(6)	4 464	4 000	3 682
Masimong	—	—	—	2 292	1 975	1 859	(4)	(2)	(2)	2 288	1 973	1 857
Surface
Mine Waste Solutions	—	—	—	2 438	2 225	2 051	(5)	(4)	(4)	2 434	2 221	2 047
All other surface operations	(335)	(114)	(216)	3 976	3 939	3 708	(22)	(14)	(13)	3 951	3 925	3 695
Total South Africa[4]	(2 839)	(2 542)	(2 531)	43 105	38 949	35 143	(678)	(888)	(928)	42 428	38 061	34 215
International
Hidden Valley	(836)	(617)	(676)	3 445	4 200	3 852	(2 124)	(1 744)	(1 605)	1 320	2 456	2 247
Total international	(836)	(617)	(676)	3 445	4 200	3 852	(2 124)	(1 744)	(1 605)	1 320	2 456	2 247
Total gold[4]	(3 675)	(3 159)	(3 207)	46 550	43 149	38 995	(2 802)	(2 632)	(2 533)	43 748	40 517	36 462
Copper
International
CSA Mine	—	—	—	1 886	—	—	(261)	—	—	1 625	—	—
Total international	—	—	—	1 886	—	—	(261)	—	—	1 625	—	—
Total copper	—	—	—	1 886	—	—	(261)	—	—	1 625	—	—
Total operations[4]	(3 675)	(3 159)	(3 207)	48 436	43 149	38 995	(3 063)	(2 632)	(2 533)	45 373	40 517	36 462
[3]Relates to mine development costs and stripping activities. Stripping activities relates to Hidden Valley and Kalgold (included in All other surface operations).
[4]Due to rounding, row and column totals may not cast exactly.
Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Reconciliation of production profit to consolidated profit before taxation
Revenue per segment report	95 433	70 732	58 270
Revenue per group income statement	99 238	73 896	61 379
Other metal sales treated as by-product credits in the segment report	(3 062)	(2 632)	(2 533)
Toll treatment services	(743)	(532)	(576)
Production costs per segment report	(45 373)	(40 517)	(36 462)
Production costs per group income statement[1]	(48 435)	(43 149)	(38 995)
Other metal sales treated as by-product credits in the segment report	3 062	2 632	2 533

Production profit per segment report	50 060	30 215	21 808
Revenue not included in segments - Toll treatment services	743	532	576
Cost of sales items other than production costs	(6 221)	(6 617)	(8 414)
Amortisation and depreciation of mining assets[1]	(7 174)	(4 902)	(4 650)
Amortisation and depreciation of assets other than mining assets	(162)	(77)	(96)
Rehabilitation expenditure	(98)	(142)	(3)
Care and maintenance cost of restructured shafts	(328)	(380)	(246)
Employment termination and restructuring costs	(105)	(200)	(86)
Share-based payments	(601)	(573)	(171)
(Impairment)/reversal of impairment of assets	2 779	—	(2 793)
Toll treatment costs	(533)	(368)	(420)
Other	1	25	51

Gross profit[1]	44 582	24 130	13 970
Corporate, administration and other expenditure[1]	(1 967)	(1 600)	(1 593)
Exploration expenditure	(622)	(915)	(1 047)
Gains/(losses) on derivatives	(898)	(59)	453
Foreign exchange translation gain/(loss)	866	(107)	97
Contingent consideration remeasurement	(634)	(830)	(484)
Other operating expenses[1]	(429)	(289)	(252)

Operating profit[1]	40 898	20 330	11 144
Acquisition-related costs	(1 379)	(40)	—
Share of profit from associate	159	106	81
(Impairment)/reversal on investments in associate	23	(23)	—
Fair value movements on streaming arrangements	(854)	—	—
Investment income	1 439	1 504	809
Finance costs	(1 928)	(698)	(796)

Profit before taxation[1]	38 358	21 179	11 238
[1]Refer to note 38 for further detail on restatement.
41Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets (a)
Property, plant and equipment not allocated to a segment	13 282	8 886	8 047
Mining assets (b)	1 399	1 259	1 064
Undeveloped property (c)	1 215	4 341	4 475
Other non-mining assets	723	776	567
Assets under construction (d)	9 945	2 510	1 941
Goodwill	2 578	—	—
Intangible assets	—	6	19
Restricted cash and investments	7 660	7 015	6 494
Investments in associates	378	197	165
Deferred tax assets[1]	1 121	126	156
Other non-current assets	459	360	344
Derivative financial assets	1 571	236	453
Current assets
Inventories	4 875	3 825	3 603
Restricted cash and investments	50	46	39
Trade and other receivables	5 997	4 002	2 604
Derivative financial assets	820	332	558
Cash and cash equivalents	8 624	13 101	4 693
Total[1]	47 415	38 132	27 175
[1]Refer to note 38 for further detail on restatement.
(a)Apart from goodwill, non-current assets, excluding financial instruments and deferred tax assets, relating to the group’s
Australian and PNG operations consist only of property, plant and equipment. Goodwill relates only to the CSA mine in
Australia.
(b)These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.
(c)Undeveloped properties comprise the Target North property and Wafi-Golpu’s undeveloped properties. Refer to note (d)
below.
(d)Assets under construction consist of the Wafi-Golpu and Eva Copper assets. On 24 November 2025, R2.9 billion undeveloped properties of Eva Copper were transferred to assets under construction following the approval of the final investment decision.